Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	433,765,308.74	24,227
Yield Supplement Overcollateralization Amount 12/31/22	15,212,447.54	0
Receivables Balance 12/31/22	448,977,756.28	24,227
Principal Payments	16,936,591.59	369
Defaulted Receivables	506,490.87	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	14,277,445.59	0
Pool Balance at 01/31/23	417,257,228.23	23,829

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.28%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,551,653.99	255
Past Due 61-90 days	1,731,718.98	76
Past Due 91-120 days	259,489.35	14
Past Due 121+ days	0.00	0
Total	7,542,862.32	345

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	461,289.72
Aggregate Net Losses/(Gains) - January 2023	45,201.15
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.12%
Prior Net Losses/(Gains) Ratio	0.64%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.36%
Four Month Average	0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.51%
Weighted Average Contract Rate, Yield Adjusted	5.73%
Weighted Average Remaining Term	39.69

Flow of Funds	$ Amount
Collections	18,744,109.36
Investment Earnings on Cash Accounts	21,816.71
Servicing Fee	(374,148.13)
Transfer to Collection Account	0.00
Available Funds	18,391,777.94

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	109,680.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	11,003,448.35
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,744,148.43

Total Distributions of Available Funds	18,391,777.94

Servicing Fee	374,148.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	428,260,676.58
Principal Paid	16,508,080.51
Note Balance @ 02/15/23	411,752,596.07

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-3
Note Balance @ 01/17/23	278,690,676.58
Principal Paid	16,508,080.51
Note Balance @ 02/15/23	262,182,596.07
Note Factor @ 02/15/23	67.1230405%

Class A-4
Note Balance @ 01/17/23	100,020,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	100,020,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	33,030,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	33,030,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	16,520,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	16,520,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	139,549.00
Total Principal Paid	16,508,080.51
Total Paid	16,647,629.51

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	69,672.67
Principal Paid	16,508,080.51
Total Paid to A-3 Holders	16,577,753.18

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1270741
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0323543
Total Distribution Amount	15.1594284

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1783735
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.2633910
Total A-3 Distribution Amount	42.4417645

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	666.55
Noteholders' Principal Distributable Amount	333.45

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	5,504,632.16
Investment Earnings	19,654.65
Investment Earnings Paid	(19,654.65)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,512,503.11	$3,593,011.68	$2,898,935.77
Number of Extensions	109	151	124
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.77%	0.60%